Share-based Compensation - Schedule of Unamortized Share Based Compensation Incentive Awards (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Unamortized Share Based Compensation Incentive Awards [Line Items]
Unamortized share-based compensation costs related to each share-based incentive award (in dollars)	$ 18,440	$ 10,125
Incentive Units Other Than Restricted Stock Units Class B Common Stock [Member]
Schedule of Unamortized Share Based Compensation Incentive Awards [Line Items]
Unamortized share-based compensation costs related to each share-based incentive award (in dollars)		$ 10,050
Unamortize share-based compensation costs related to each share-based incentive award (years)		8 months 12 days
Restricted stock units
Schedule of Unamortized Share Based Compensation Incentive Awards [Line Items]
Unamortized share-based compensation costs related to each share-based incentive award (in dollars)	$ 11,779	$ 75
Unamortize share-based compensation costs related to each share-based incentive award (years)	2 years 10 months 24 days	3 months 18 days
Unvested Class A and B common stock
Schedule of Unamortized Share Based Compensation Incentive Awards [Line Items]
Unamortized share-based compensation costs related to each share-based incentive award (in dollars)	$ 6,661
Unamortize share-based compensation costs related to each share-based incentive award (years)	6 months